Segment and geographic area data (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Segments	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Number of reportable segments	3
Percentage of revenue plus indirect sales by major customer (in hundredths)	13.00%	19.00%	24.00%
Revenue	$ 13,735	$ 13,966	$ 10,427
Operating Profit	2,992	4,514	1,991
Property, plant and equipment, net	4,428	3,680	3,158
Analog [Member]
Segment Reporting Information [Line Items]
Revenue	6,375	5,979	4,202
Operating Profit	1,693	1,876	770
Embedded Processing [Member]
Segment Reporting Information [Line Items]
Revenue	2,110	2,073	1,471
Operating Profit	368	491	194
Wireless [Member]
Segment Reporting Information [Line Items]
Revenue	2,518	2,978	2,626
Operating Profit	412	683	315
Other [Member]
Segment Reporting Information [Line Items]
Revenue	2,732	2,936	2,128
Operating Profit	519	1,464	712
U.S. [Member]
Segment Reporting Information [Line Items]
Revenue	1,468	1,539	1,140
Property, plant and equipment, net	2,159	1,694	1,727
Asia [Member]
Segment Reporting Information [Line Items]
Revenue	8,619	8,903	6,575
Property, plant and equipment, net	1,739	1,575	1,013
Europe [Member]
Segment Reporting Information [Line Items]
Revenue	1,822	1,760	1,408
Property, plant and equipment, net	276	139	161
Japan [Member]
Segment Reporting Information [Line Items]
Revenue	1,462	1,366	976
Property, plant and equipment, net	228	249	244
Rest of World [Member]
Segment Reporting Information [Line Items]
Revenue	364	398	328
Property, plant and equipment, net	$ 26	$ 23	$ 13